DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
DERIVATIVE INSTRUMENTS
We are exposed to market risks arising principally from changes in foreign currency exchange rates, interest rates and commodity prices. We use certain derivative instruments to manage these risks. These include interest rate swaps to manage interest rate risk, foreign currency forward exchange contracts to manage foreign currency exchange rate risk, and commodities futures and options contracts to manage commodity market price risk exposures.
In entering into these contracts, we have assumed the risk that might arise from the possible inability of counterparties to meet the terms of their contracts. We mitigate this risk by entering into exchanged-traded contracts with collateral posting requirements and/or by performing financial assessments prior to contract execution, conducting periodic evaluations of counterparty performance and maintaining a diverse portfolio of qualified counterparties. We do not expect any significant losses from counterparty defaults.
Commodity Price Risk
We enter into commodities futures and options contracts and other commodity derivative instruments to reduce the effect of future price fluctuations associated with the purchase of raw materials, energy requirements and transportation services. We generally hedge commodity price risks for 3- to 24-month periods. Our open commodity derivative contracts had a notional value of $405,288 as of December 31, 2017 and $739,374 as of December 31, 2016.

Derivatives used to manage commodity price risk are not designated for hedge accounting treatment. Therefore, the changes in fair value of these derivatives are recorded as incurred within cost of sales. As discussed in Note 11, we define our segment income to exclude gains and losses on commodity derivatives until the related inventory is sold, at which time the related gains and losses are reflected within segment income.  This enables us to continue to align the derivative gains and losses with the underlying economic exposure being hedged and thereby eliminate the mark-to-market volatility within our reported segment income.
Foreign Exchange Price Risk
We are exposed to foreign currency exchange rate risk related to our international operations, including non-functional currency intercompany debt and other non-functional currency transactions of certain subsidiaries. Principal currencies hedged include the euro, Canadian dollar, Japanese yen, and Brazilian real. We typically utilize foreign currency forward exchange contracts to hedge these exposures for periods ranging from 3 to 12 months. The contracts are either designated as cash flow hedges or are undesignated. The net notional amount of foreign exchange contracts accounted for as cash flow hedges was $135,962 at December 31, 2017 and $68,263 at December 31, 2016. The effective portion of the changes in fair value on these contracts is recorded in other comprehensive income and reclassified into earnings in the same period in which the hedged transactions affect earnings. The net notional amount of foreign exchange contracts that are not designated as accounting hedges was $2,791 at December 31, 2017 and December 31, 2016, respectively. The change in fair value on these instruments is recorded directly in cost of sales or selling, marketing and administrative expense, depending on the nature of the underlying exposure.
Interest Rate Risk
We manage our targeted mix of fixed and floating rate debt with debt issuances and by entering into fixed-to-floating interest rate swaps in order to mitigate fluctuations in earnings and cash flows that may result from interest rate volatility. These swaps are designated as fair value hedges, for which the gain or loss on the derivative and the offsetting loss or gain on the hedged item are recognized in current earnings as interest expense (income), net. We had one interest rate derivative instrument in a fair value hedging relationship with a notional amount of $350,000 at December 31, 2017 and 2016.
In order to manage interest rate exposure, in previous years we utilized interest rate swap agreements to protect against unfavorable interest rate changes relating to forecasted debt transactions. These swaps, which were settled upon issuance of the related debt, were designated as cash flow hedges and the gains and losses that were deferred in other comprehensive income are being recognized as an adjustment to interest expense over the same period that the hedged interest payments affect earnings. During 2016, we had one interest rate swap agreement in a cash flow hedging relationship with a notional amount of $500,000, which was settled in connection with the issuance of debt in August 2016, resulting in a payment of approximately $87,000 which is reflected as an operating cash flow within the Consolidated Statement of Cash Flows.
Equity Price Risk
We are exposed to market price changes in certain broad market indices related to our deferred compensation obligations to our employees. To mitigate this risk, we use equity swap contracts to hedge the portion of the exposure that is linked to market-level equity returns. These contracts are not designated as hedges for accounting purposes and are entered into for periods of 3 to 12 months. The change in fair value of these derivatives is recorded in selling, marketing and administrative expense, together with the change in the related liabilities. The notional amount of the contracts outstanding at December 31, 2017 and 2016 was $25,246 and $22,099, respectively.
The following table presents the classification of derivative assets and liabilities within the Consolidated Balance Sheets as of December 31, 2017 and 2016:

December 31,	2017		2016
	Assets (1)	Liabilities (1)	Assets (1)	Liabilities (1)
Derivatives designated as cash flow hedging instruments:
Foreign exchange contracts	$423	$1,427	$2,229	$809

Derivatives designated as fair value hedging instruments:
Interest rate swap agreements	—	1,897	1,768	—

Derivatives not designated as hedging instruments:
Commodities futures and options (2)	390	3,054	2,348	10,000
Deferred compensation derivatives	1,581	—	717	—
Foreign exchange contracts	31	—	—	16
	2,002	3,054	3,065	10,016
Total	$2,425	$6,378	$7,062	$10,825

(1)
Derivatives assets are classified on our balance sheet within prepaid expenses and other as well as other assets. Derivative liabilities are classified on our balance sheet within accrued liabilities and other long-term liabilities.

(2)
As of December 31, 2017, amounts reflected on a net basis in liabilities were assets of $48,505 and liabilities of $50,179, which are associated with cash transfers receivable or payable on commodities futures contracts reflecting the change in quoted market prices on the last trading day for the period. The comparable amounts reflected on a net basis in liabilities at December 31, 2016 were assets of $140,885 and liabilities of $150,872. At December 31, 2017 and 2016, the remaining amount reflected in assets and liabilities related to the fair value of other non-exchange traded derivative instruments, respectively.

Income Statement Impact of Derivative Instruments
The effect of derivative instruments on the Consolidated Statements of Income for the years ended December 31, 2017 and December 31, 2016 was as follows:

	Non-designated Hedges		Cash Flow Hedges

	Gains (losses) recognized in income (a)		Gains (losses) recognized in other comprehensive income (“OCI”) (effective portion)		Gains (losses) reclassified from accumulated OCI into income (effective portion) (b)

	2017	2016	2017	2016	2017	2016
Commodities futures and options	$(55,734)	$(171,753)	$—	$—	$(1,774)	$30,783
Foreign exchange contracts	(23)	(46)	(4,931)	(5,485)	(3,180)	(5,625)
Interest rate swap agreements	—	—	—	(47,223)	(9,480)	(8,676)
Deferred compensation derivatives	4,497	2,203	—	—	—	—
Total	$(51,260)	$(169,596)	$(4,931)	$(52,708)	$(14,434)	$16,482

(a)
Gains (losses) recognized in income for non-designated commodities futures and options contracts were included in cost of sales. Gains (losses) recognized in income for non-designated foreign currency forward exchange contracts and deferred compensation derivatives were included in selling, marketing and administrative expenses.

(b)
Gains (losses) reclassified from AOCI into income were included in cost of sales for commodities futures and options contracts and for foreign currency forward exchange contracts designated as hedges of purchases of inventory or other productive assets. Other gains (losses) for foreign currency forward exchange contracts were included in selling, marketing and administrative expenses. Losses reclassified from AOCI into income for interest rate swap agreements were included in interest expense.

The amount of pretax net losses on derivative instruments, including interest rate swap agreements and foreign currency forward exchange contracts expected to be reclassified into earnings in the next 12 months was approximately $10,484 as of December 31, 2017. This amount was primarily associated with interest rate swap agreements.
Fair Value Hedges
For the years ended December 31, 2017 and 2016, we recognized a net pretax benefit to interest expense of $2,660 and $4,365 relating to our fixed-to-floating interest swap arrangements.